ACQUISITIONS YTD INCOME STATEMENT (Details) - USD ($) $ in Thousands	3 Months Ended								6 Months Ended	12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Affiliate	$ 61,694	$ 48,433	$ 40,659	$ 36,549	$ 37,306	$ 37,082	$ 34,868	$ 32,846		$ 175,448	$ 142,102	$ 59,403
Sales Revenue, Goods, Net										11,887	0	0
Total Revenue										187,335	142,102	59,403
Operating and maintenance expenses										44,563	25,661	29,076
General and administrative expenses										16,967	13,898	8,209
Interest expense, net										(28,755)	(19,939)	(2,307)
Amortization of loan fees										(1,678)	(1,315)	(365)
Net income	27,631	18,067	15,876	18,815	16,997	19,933	19,262	17,413		80,389	73,605	14,738
Less: Net (loss) income attributable to Predecessor										(6,250)	(243)	(15,226)
Net income attributable to PBF Logistics LP unitholders	24,738	20,874	16,254	19,094	17,273	20,283	19,583	16,709		80,960	73,848	29,964
Depreciation and amortization										14,983	7,684	4,708
Costs and Expenses										76,513	47,243	41,993
Income (loss) from operations	$ 35,505	$ 25,763	$ 23,510	$ 26,044	$ 24,186	$ 27,113	$ 24,192	$ 19,368		110,822	94,859	17,410
Less: Net income attributable to noncontrolling interest										5,679	0	0
PBF Logistics LP [Member]
Affiliate										175,448	142,102	59,403
Sales Revenue, Goods, Net										11,887
Total Revenue										187,335	142,102	59,403
Operating and maintenance expenses										44,162	25,255	26,215
General and administrative expenses										16,962	13,889	8,201
Interest expense, net										(28,755)	(19,939)	(2,307)
Amortization of loan fees										(1,678)	(1,315)	(365)
Net income										81,622	75,122	17,842
Less: Net (loss) income attributable to Predecessor										(5,017)	1,274	(12,122)
Net income attributable to PBF Logistics LP unitholders										80,960	73,848	29,964
Depreciation and amortization										14,156	6,582	4,473
Costs and Expenses										75,280	45,726	38,889
Income (loss) from operations										112,055	96,376	20,514
Less: Net income attributable to noncontrolling interest										5,679
Delaware City Products Pipeline and Truck Rack [Member]
Less: Net (loss) income attributable to Predecessor											1,274
PNGPC Predecessor [Member]
Affiliate										0	0	0
Sales Revenue, Goods, Net										0
Total Revenue										0	0	0
Operating and maintenance expenses										401	406	2,861
General and administrative expenses										5	9	8
Interest expense, net										0	0	0
Amortization of loan fees										0	0	0
Net income										(1,233)	(1,517)	(3,104)
Less: Net (loss) income attributable to Predecessor										(1,233)	(1,517)	(3,104)
Net income attributable to PBF Logistics LP unitholders										0	0	0
Depreciation and amortization										827	1,102	235
Costs and Expenses										1,233	1,517	3,104
Income (loss) from operations										(1,233)	$ (1,517)	$ (3,104)
Less: Net income attributable to noncontrolling interest										$ 0
Torrance Valley Pipeline Company [Member]
Affiliate									$ 24,717
Net income									$ 6,341